Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Common shareholders' net income (loss) for basic earnings per share	$ 3,934	$ 2,404
Add: Increase in income due to convertible instruments	10	10
Common shareholders’ net income (loss) on a diluted basis	$ 3,944	$ 2,414
Weighted average number of common shares outstanding for basic earnings per share (in shares)	586	585
Add: Dilutive impact of stock options (in shares)	0	0
Dilutive impact of convertible instruments (in shares)	4	4
Weighted average number of common shares outstanding on a diluted basis (in shares)	590	589
Basic earnings (loss) per share (in CAD per share)	$ 6.72	$ 4.11
Diluted earnings (loss) per share (in CAD per share)	$ 6.69	$ 4.10
Stock Option
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)	1	1